Investments accounted for using equity method - Additional Information (Detail) shares in Thousands, $ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	May 31, 2025	Aug. 31, 2024 TWD ($)	Apr. 30, 2023 TWD ($) shares	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of associates [line items]
Carrying amount of investment in associates				$ 190,210		$ 320,213		$ 6,063
Impairment loss				10,000	$ 319
Gain on disposal of investments accounted for using equity method				3,464
Individually Immaterial Associates [member]
Disclosure of associates [line items]
Carrying amount of investment in associates				190,210		320,213
Loss from continuing operations				(142,649)		2,683	$ 1,714
JMC ELECTRONICS CO., LTD. [member]
Disclosure of associates [line items]
Investment in associates at fair value				209,160		303,365
Carrying amount of investment in associates				159,271		293,089
Loss from continuing operations				(144,034)
Impairment loss				10,000
Daypower Energy [member]
Disclosure of associates [line items]
Carrying amount of investment in associates				30,939		$ 27,124
Gain on disposal of investments accounted for using equity method				$ 3,464
Daypower Energy [member] | Ordinary shares [member]
Disclosure of associates [line items]
Number of shares acquired | shares			1,000
Amount of shares acquired value		$ 12,500	$ 12,500
Acquired Percentage Of Shareholdings			10.00%
Daypower Energy [member] | Bottom of range [member]
Disclosure of associates [line items]
Proportion of subsidiary owned equity investment accounted for using equity method	7.90%
Daypower Energy [member] | Top of range [member]
Disclosure of associates [line items]
Proportion of subsidiary owned equity investment accounted for using equity method	10.00%